Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$
Accounts receivable	737,030	1,077,771	166,379
Allowance for doubtful accounts	(335)	(2,315)	(357)

Total	736,695	1,075,456	166,022

Schedule of Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
Beginning balance	1,253	335	52
Additions charged to bad debt expense	348	2,621	404
Reversal	(306)	(442)	(68)
Write off	(960)	(199)	(31)

Ending balance	335	2,315	357